VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations.

Vessel	Effective from	Lessor	Sale value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option(1)	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Successor
Kool Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020	71.0	January 2025
Kool Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020	71.0	January 2025

(1) For each of the sale and leaseback arrangements, the first repurchase options were not exercised.

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2023, are shown below:

(in thousands of $)	2024	2025
Kool Kelvin	19,764	1,674
Kool Ice	19,764	1,674

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIEs that most significantly impact our balance sheets are as follows:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Assets:
Restricted cash and short term deposits	3,350	3,435

Liabilities:
Current portion of long term debt and short term debt (Note 19)(1)	(79,453)	(103,470)
Accrued expenses(2)	(24,827)	(34,367)
Total liabilities	(104,280)	(137,837)
(1) Where applicable, these balances are net of deferred finance charges (Note 19).

(2) Includes accrued interest of lessor VIEs debt which, although consolidated into our results, we have no control over the arrangements negotiated by these lessor VIEs including the repayment profiles.

The most significant impact of the lessor VIE's operations are shown below:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Statement of operations:
Interest expense (1)	5,932	4,363	866	16,268
Statement of cash flows:
Net debt repayments	(39,306)	(47,742)	—	(145,423)
Net debt receipts	—	—	—	10,402
Financing costs paid	—	—	—	(475)
(1) During the Successor Period, the interest expense includes interest at contractual rates of $4.3 million (2022: $3.2 million) and amortization of fair value adjustments to assumed debt obligations upon acquisition of $1.6 million (2022: $1.2 million).